Loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of total debt

		Current liabilities		Non-current liabilities
	Average interest rate (i)	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Quoted in the secondary market:
US$ Bonds	6.05%	–	–	7,607	7,187
R$ Debentures	7.22%	57	68	2,286	1,191
Debt contracts in Brazil in (ii):
R$, indexed to TJLP, TR, IPCA, IGP-M and CDI	9.88%	44	41	89	143
Basket of currencies and bonds in US$ indexed to SOFR	5.72%	–	–	150	150
Debt contracts in the international market in:
US$, with variable and fixed interest	5.09%	205	716	6,944	5,042
Other currencies, with fixed interest	4.79%	12	11	43	50
Other currencies, with variable interest	2.76%	5	–	497	9
Accrued charges		195	184	–	–
Total		518	1,020	17,616	13,772

(i) In order to determine the average interest rate for debt contracts with floating rates, the Company used the rate applicable as of December 31, 2025.

(ii) The Company entered into derivatives to mitigate the exposure to cash flow variations of all floating rate debt contracted in Brazil, resulting in an average cost of 3.21% per year in US$.

Schedule of reconciliation of debt to cash flows arising from financing activities

	Principal	Estimated future interest payments (i)
2026	323	989
2027	1,700	930
2028	986	882
2029	3,457	844
From 2030 to 2032	3,582	1,791
2033 onwards	7,891	3,901
Total	17,939	9,337

(i) Based on interest rate curves and foreign exchange rates applicable as of December 31, 2025 and considering that the payments of principal will be made on their contracted payments dates. The amount includes the estimated interest not yet accrued and the interest already recognized in the annual financial statements.